PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Depreciation expense	$ 2,814	$ 1,494	$ 0
Cost of sales [member]
Statement [Line Items]
Depreciation expense	584,343		535,244	$ 408,248
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	30,007		29,009	18,413
Other expenses [member]
Statement [Line Items]
Depreciation expense	14,709		46,122	15,009
Total [member]
Statement [Line Items]
Depreciation expense	$ 629,059		$ 610,375	$ 441,670